Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	May 09, 2019	May 08, 2019	Jan. 01, 2019
Acquired IPR&D expense				$ 6,767,000
Derivative liability, fair value					$ 1,117,000
Right-of-use asset	$ 2,258,000		$ 2,258,000
Derivative, gain (loss) on derivative, net		$ (105,000)	1,117,000	$ (241,000)
Gain on change in fair value of derivative liabilities	$ 0
Restatement Adjustment [Member] | Accounting Standards Update 2016-02 [Member]
Lease liability								$ 3,800,000
Estimated incremental borrowing rate (as a percent)								15.00%
Right-of-use asset								$ 2,700,000
C3J [Member]
Acquired IPR&D expense					6,767,000
Derivative liability, fair value					1,117,000
Derivative, gain (loss) on derivative, net					$ 1,724,000
Synthetic Genomics Inc [Member] | C3J [Member]
Derivative liability, fair value						$ 0	$ 2,800,000
Derivative, gain (loss) on derivative, net			$ 2,000,000
Equity payment obligation			516,976